Loss Per Share (Schedule of Computations of Numerator and Denominator of Basic and Diluted Income (Loss) Per Share) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted loss per share	$ (13,041)	$ (13,857)
Denominator:
Weighted average shares - denominator for basic and diluted net loss per share	53,657	52,690
Net loss per share attributable to Stratasys Ltd.
Basic	$ (0.24)	$ (0.26)
Diluted	$ (0.24)	$ (0.26)